Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Summary of the Future Minimum Lease Payments under Noncancellable Operating Leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2018:

2019	$412,211
2020	369,570
2021	306,994
2022	245,437
2023	179,892
Later years	392,423
Total minimum lease payments	$1,906,527